CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (13,382)	$ (3,417)
Adjustments required to reconcile net loss to net cash used in operating activities:
Depreciation and disposals	240	45
Share-based compensation	4,541	297
Realized loss on sale of short-term investment	100
Exchange rates differences	1	(1)
Fair value adjustment of warrants for preferred shares		(109)
Changes in operating assets and liabilities:
Increase in inventory	(33)	(126)
(Increase) decrease in accounts receivable	(4)	61
Decrease (increase) in prepaid expenses and other current assets	232	(158)
(Decrease) increase in accounts payable and accrued expenses	(206)	384
(Decrease) increase in deferred revenues	(454)	311
Decrease in employee related accrued expenses	(659)	(32)
Net cash used in operating activities	(9,624)	(2,745)
CASH FLOWS FROM INVESTING ACTIVITIES:
Change in restricted deposit		(4)
Sale of short-term investment	35,901
Purchase of property and equipment	(72)	(78)
Net cash provided by (used in) investing activities	35,829	(82)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from exercise of options into ordinary shares		4
Issuance of ordinary shares in public offering, net of issuance expenses	64,256
Issuance cost		(112)
Net cash provided by (used in) financing activities	64,256	(108)
INCREASE IN CASH AND CASH EQUIVALENTS	90,461	(2,935)
BALANCE OF CASH AND CASH EQUIVALENTS AT BEGINNING OF THE YEAR	36,999	21,362
BALANCE OF CASH AND CASH EQUIVALENTS AT END OF THE YEAR	127,460	18,427
SUPPLEMENTAL DISCLOSURES OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Non cash issuance cost	$ 21	$ 313